Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 1,220,882	¥ 1,072,065
Accumulated depreciation and amortization	(526,436)	(419,179)
Property and equipment, net	694,446	652,886		$ 100,685
Depreciation and amortization expenses	121,693	135,497	¥ 98,046
Electronic devices
Property, Plant and Equipment [Line Items]
Property and equipment	235,628	229,328
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment	5,241	7,323
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	151,498	139,886
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment	565,497	444,044
Machinery
Property, Plant and Equipment [Line Items]
Property and equipment	61,889	50,355
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 201,129	¥ 201,129